Federated Hermes Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.6%
	Aerospace/Defense—1.6%
$ 24,575,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 24,464,806
13,925,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	13,983,958
20,050,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	19,969,862
15,650,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	15,504,006
6,175,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.625%, 1/15/2029	5,518,598
20,975,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	18,894,819
17,925,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	17,006,705
8,050,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	8,054,109
	TOTAL	123,396,863
	Airlines—0.2%
9,395,833	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	9,264,170
2,125,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	2,059,356
	TOTAL	11,323,526
	Automotive—6.0%
4,100,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	4,133,895
36,950,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	35,512,959
3,725,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	3,833,189
1,395,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	1,399,545
6,875,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	6,795,869
575,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	491,863
1,700,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	1,418,638
3,800,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	3,610,211
36,600,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	31,424,683
9,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	8,210,468
30,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	28,637,855
23,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	20,294,655
23,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	23,119,644
11,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	10,739,627
9,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	8,760,156
26,975,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	25,212,712
23,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	23,121,218
12,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.350%, 11/4/2027	12,378,676
30,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	28,727,650
17,025,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	16,142,186
21,000,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	19,538,904
1,544,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,506,334
80,275,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	81,427,909
36,925,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	29,827,855
28,325,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	26,116,101
6,750,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	6,861,625
5,900,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	6,082,794
	TOTAL	465,327,221
	Banking—0.1%
8,500,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	8,247,343
	Building Materials—3.8%
1,575,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	1,369,295
9,850,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	9,035,156
4,300,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	4,315,115
11,000,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	10,744,030

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 10,275,000		Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	$ 8,516,126
38,125,000		Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	31,506,116
35,925,000		Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	31,164,862
24,675,000		Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	22,066,976
14,925,000		Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	12,536,010
4,400,000		MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	3,722,818
35,850,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	31,148,810
25,675,000		Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	22,554,406
15,050,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	12,167,243
18,350,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	15,949,454
7,950,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	7,414,703
31,025,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	29,740,996
25,800,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	23,273,967
15,375,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	14,832,726
		TOTAL	292,058,809
		Cable Satellite—7.6%
438,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	428,015
14,325,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	11,692,972
40,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	33,475,192
8,775,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	6,752,587
31,525,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	26,739,408
4,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	3,228,215
31,800,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	27,591,808
6,225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	5,145,022
9,350,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	8,649,229
10,400,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	9,766,724
7,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	6,952,132
4,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 3/1/2031	3,979,708
3,550,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	3,313,986
4,625,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	3,207,854
24,400,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	17,665,971
25,925,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	18,624,849
25,375,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	12,773,658
21,725,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	18,656,252
38,425,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	19,937,853
6,475,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	5,506,242
25,400,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	15,721,640
15,875,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	14,345,029
8,100,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	6,248,288
14,700,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	8,286,464
21,050,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	13,636,295
24,525,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	12,354,591
15,450,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	15,573,414
16,350,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	14,403,848
14,100,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
11,850,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
7,950,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
6,050,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	5,464,844
15,125,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	11,855,834
9,825,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	8,557,743
21,675,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	17,870,387
3,600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	3,348,000
20,375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	18,634,345
42,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	39,433,780

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 40,275,000	UPC Broadband Finco B.V., Sr. Note, 144A, 4.875%, 7/15/2031	$ 33,860,948
15,025,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	12,342,318
7,400,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	6,345,377
9,850,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	9,102,248
10,100,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	8,372,578
17,325,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	14,639,966
14,525,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	11,816,776
5,275,000	Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	4,173,154
3,800,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,221,187
36,175,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	33,686,146
	TOTAL	587,382,877
	Chemicals—2.3%
7,350,000	Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	5,966,509
6,125,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	5,847,538
9,500,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	8,138,968
9,425,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	8,592,398
20,250,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	17,914,476
11,850,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	10,567,577
35,125,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	26,768,430
8,125,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	7,435,350
17,475,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	14,024,070
16,175,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	15,669,531
19,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	14,541,267
18,000,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	10,511,910
2,325,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	2,094,250
4,500,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	3,731,752
7,625,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	7,197,057
4,050,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	4,036,942
14,025,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	11,851,125
	TOTAL	174,889,150
	Construction Machinery—0.8%
30,650,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	26,967,237
4,275,000	Ritchie Bros Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/15/2028	4,333,781
4,325,000	Ritchie Bros Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 3/15/2031	4,512,939
2,500,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	2,119,604
12,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	11,377,154
10,600,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	10,122,973
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,644,880
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	824,858
3,200,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,761,289
	TOTAL	64,664,715
	Consumer Cyclical Services—2.9%
15,775,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	15,078,305
20,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	15,891,714
55,425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	50,895,602
8,625,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	7,975,576
4,325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	4,306,511
28,325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	23,599,127
8,900,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	8,507,644
52,126,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	51,086,617
2,100,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,730,610
21,175,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	18,292,024
12,975,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	11,980,861
8,175,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	7,753,561

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$ 11,850,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	$ 7,228,500
	TOTAL	224,326,652
	Consumer Products—1.5%
51,625,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	49,157,115
5,625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	4,925,953
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	9,342,676
24,025,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	20,848,535
18,300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	16,454,720
12,175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	11,843,568
4,700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	3,952,230
	TOTAL	116,524,797
	Diversified Manufacturing—1.1%
55,725,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	55,082,242
7,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	7,997,802
18,800,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	19,189,066
	TOTAL	82,269,110
	Finance Companies—2.1%
14,225,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	12,436,562
8,050,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	7,292,817
11,850,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	10,255,701
12,100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	11,976,308
6,400,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	6,246,240
17,400,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	14,848,831
18,475,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	15,212,315
17,150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	15,282,451
11,300,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	8,972,663
34,850,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	33,537,845
19,600,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	17,248,931
12,275,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	11,497,317
	TOTAL	164,807,981
	Financial Institution - REIT - Other—0.1%
4,325,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	4,393,885
	Food & Beverage—1.6%
2,125,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	2,095,367
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,105,855
25,225,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	25,248,207
17,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	17,732,602
17,025,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	15,138,925
3,700,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	3,586,380
12,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	11,457,055
9,675,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	9,358,046
12,792,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	12,547,226
5,125,000	US Foods, Inc., Sec. Fac. Bond, 144A, 6.250%, 4/15/2025	5,142,522
3,550,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	3,196,240
20,375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	18,758,394
	TOTAL	125,366,819
	Gaming—4.8%
28,375,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	25,133,459
12,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	12,078,816
5,575,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	4,993,391
5,750,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	5,812,999
9,300,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	8,195,373
5,525,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	5,387,690
13,875,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	13,578,769

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 21,425,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	$ 21,660,611
20,800,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	20,705,468
22,275,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	22,866,914
9,475,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	9,524,308
11,850,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	10,535,835
45,025,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	41,699,003
18,200,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	18,398,380
16,400,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	13,560,750
6,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	5,813,426
7,375,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	6,920,976
20,400,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	18,096,840
14,975,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	14,951,864
21,375,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.625%, 7/1/2025	21,840,926
33,600,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	30,507,792
4,300,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	3,637,370
3,200,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	3,074,880
2,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	2,571,156
3,875,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	3,439,605
9,800,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	9,240,190
5,025,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2028	4,638,825
11,450,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	11,129,056
1,900,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,737,892
1,500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	1,493,468
	TOTAL	373,226,032
	Health Care—5.5%
17,150,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	14,073,992
7,750,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	6,419,500
11,700,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	10,197,720
32,350,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	30,053,098
14,675,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	12,855,434
11,925,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	7,529,831
32,875,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	21,826,479
9,425,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	8,399,428
3,025,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	2,589,793
8,125,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	7,986,197
15,700,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	12,563,788
5,150,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	4,253,977
10,825,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	9,554,850
2,400,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	2,592,846
16,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	10,040,625
3,000,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	2,638,678
10,850,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,790,511
10,800,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	10,833,502
8,350,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	8,116,264
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,156,509
1,425,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,440,661
10,250,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	10,418,459
4,750,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	4,102,908
7,325,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	5,192,437
3,950,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	3,708,701
7,825,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	7,072,608
16,725,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	14,660,670
73,725,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	65,473,588
6,775,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	5,911,718

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 9,000,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	$ 6,872,895
4,600,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,345,689
1,550,000		Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	1,426,646
5,250,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	4,709,832
17,575,000		Tenet Healthcare Corp., 4.875%, 1/1/2026	17,027,367
18,900,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	17,966,011
4,375,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	4,351,228
31,075,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	29,629,702
4,625,000		Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	4,285,323
13,775,000		Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	13,535,942
		TOTAL	423,605,407
		Health Insurance—0.6%
1,850,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	1,595,264
4,075,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	3,510,438
23,175,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	21,850,965
19,025,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	17,705,236
		TOTAL	44,661,903
		Independent Energy—4.3%
7,225,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	6,740,877
2,475,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	2,537,278
6,075,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	5,489,342
9,350,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	9,153,719
8,375,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	8,324,824
2,971,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	3,710,507
9,050,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	8,630,363
6,450,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	6,268,061
4,150,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	4,072,945
8,300,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	8,300,000
1,900,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2023	42,750
10,175,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	228,938
2,250,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	2,216,950
1,600,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	1,531,624
2,200,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	2,185,388
3,250,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	3,367,813
8,750,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	9,010,837
9,475,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	8,395,704
23,750,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	22,178,667
3,950,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	3,725,512
31,700,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	31,253,188
7,625,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	7,431,327
13,725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	13,760,611
5,150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	5,265,206
5,950,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	6,251,962
5,750,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	6,035,603
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,632,750
6,225,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	7,217,389
2,250,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	2,247,345
14,175,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	14,268,555
10,925,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	10,535,906
17,525,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	17,382,434
10,019,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	9,841,463
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	5,727,838
5,500,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	5,060,000
12,200,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	11,183,277

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 9,150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	$ 8,975,314
4,450,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	4,354,047
4,575,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,503,862
9,175,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	9,022,878
5,950,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	5,292,150
7,675,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	7,187,931
2,525,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	2,625,465
15,150,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	15,660,671
		TOTAL	329,829,271
		Industrial - Other—1.7%
33,275,000		Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	33,108,625
2,950,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	2,629,620
51,375,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	43,155,575
24,425,000		Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	22,555,022
10,075,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	9,406,625
21,675,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	20,291,879
		TOTAL	131,147,346
		Insurance - P&C—6.8%
30,950,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	28,422,512
36,804,567		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	34,585,301
23,350,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	20,403,713
31,650,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	31,280,717
63,225,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	56,518,471
18,700,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	18,537,981
13,075,000		Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	13,336,500
25,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	22,447,381
111,100,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	111,003,711
18,875,000		Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	19,269,863
19,300,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	19,130,223
8,425,000		NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	8,202,567
79,900,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	70,814,020
11,675,000		Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	10,343,958
57,550,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	57,371,605
		TOTAL	521,668,523
		Leisure—0.6%
32,125,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	28,941,412
5,775,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,448,135
9,950,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	9,514,076
		TOTAL	43,903,623
		Lodging—0.5%
3,875,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	3,255,208
9,275,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	8,272,095
5,050,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	5,015,471
13,000,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	12,814,276
3,225,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	3,026,389
3,450,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	3,160,530
		TOTAL	35,543,969
		Media Entertainment—5.6%
30,875,000		Audacy Capital Corp., 144A, 6.500%, 5/1/2027	512,411
14,100,000		Audacy Capital Corp., 144A, 6.750%, 3/31/2029	317,250
10,705,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	8,043,469
8,175,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	260,578
23,700,000	[1,3]	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	569,578
17,750,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	12,403,877

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 7,200,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	$ 6,237,468
14,075,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	9,915,838
19,750,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	17,803,185
5,302,564	iHeartCommunications, Inc., 6.375%, 5/1/2026	4,589,317
6,825,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	5,254,987
5,800,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	4,570,294
56,004,646	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	38,377,190
2,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	1,762,755
8,850,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,260,590
3,100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	2,597,926
58,575,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	49,905,900
13,400,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	11,821,803
37,575,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	35,358,815
2,450,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	2,081,765
3,950,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	3,308,125
6,575,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	6,083,815
5,150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	5,089,374
16,600,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	13,961,090
3,925,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	3,266,856
9,325,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	7,116,374
13,250,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	11,081,770
2,775,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	1,811,922
22,700,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	19,002,283
14,450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	7,642,388
6,750,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	6,066,563
35,775,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	31,918,813
51,800,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	40,492,060
14,425,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	12,494,583
9,100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	8,865,592
6,575,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	6,630,230
24,050,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	21,260,200
6,425,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	5,616,356
1,250,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,093,505
	TOTAL	433,446,895
	Metals & Mining—0.5%
19,650,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	18,012,846
3,850,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	3,421,166
2,525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	2,459,466
19,600,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	16,288,779
	TOTAL	40,182,257
	Midstream—6.4%
9,525,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	9,252,059
5,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	4,640,384
18,925,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	17,860,864
11,350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	10,651,467
23,650,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	22,897,918
32,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	30,968,132
14,600,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	14,922,178
4,550,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	4,053,003
3,500,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	2,915,634
13,950,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	12,981,717
18,200,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	17,099,468
20,075,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	17,418,268
11,575,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	11,556,042

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 17,675,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	$ 15,362,768
21,375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	20,587,509
15,650,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	14,313,545
10,000,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	9,147,566
24,275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	21,694,616
2,120,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,106,729
17,100,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	17,034,470
1,600,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,625,259
4,550,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	3,996,720
1,525,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	1,434,895
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	566,893
15,300,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	14,477,927
19,150,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	17,929,424
4,675,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	4,540,486
2,950,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	2,905,931
16,700,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	16,995,019
8,250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	8,097,788
12,600,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,356,000
30,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	25,845,299
11,450,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	10,346,506
3,425,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.875%, 2/1/2031	3,183,870
13,625,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	13,094,486
4,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,223,043
24,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	23,212,819
7,700,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	6,771,188
8,275,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	7,874,771
5,100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	4,952,862
3,750,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	3,593,974
25,075,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	21,520,102
5,925,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.300%, 2/1/2030	5,390,261
	TOTAL	492,399,860
	Oil Field Services—2.0%
29,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	27,783,130
31,000,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	30,252,564
15,750,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	15,181,110
6,900,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	6,336,729
1,275,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	1,248,212
9,875,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	9,320,716
8,475,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	8,405,251
24,625,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	23,744,543
31,350,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	31,097,103
	TOTAL	153,369,358
	Packaging—4.8%
36,389,354	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	29,609,472
23,400,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	19,162,735
40,725,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	35,006,029
32,325,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	27,785,633
13,875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	11,461,434
1,475,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	1,212,246
6,325,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	6,332,906
10,650,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	10,905,121
5,350,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	5,223,884
16,875,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	16,845,828
16,450,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	15,306,060

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 75,175,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	$ 68,237,813
8,600,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	8,321,468
5,425,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	4,904,670
26,950,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	26,962,049
8,438,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	8,397,720
9,450,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	9,615,092
3,950,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	3,642,690
2,525,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	2,359,385
6,125,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	6,103,003
7,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	6,990,432
47,425,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	45,678,257
	TOTAL	370,063,927
	Paper—0.5%
13,825,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	12,184,979
11,491,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	11,243,082
2,225,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	1,998,763
13,475,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	11,750,646
1,025,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	892,816
1,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	1,201,024
	TOTAL	39,271,310
	Pharmaceuticals—1.9%
8,850,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	5,377,393
5,050,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	3,252,655
2,100,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	1,381,256
6,525,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	3,009,115
14,000,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	6,447,679
7,350,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	3,284,694
3,975,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	1,801,058
27,100,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	12,587,200
23,725,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	11,215,682
15,950,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	9,070,765
5,850,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	4,904,640
37,350,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	32,778,902
18,300,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	16,287,253
5,200,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	4,665,370
23,600,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	20,027,393
9,500,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	9,413,822
	TOTAL	145,504,877
	Restaurant—1.5%
2,925,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	2,681,434
77,325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	66,519,001
8,900,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	8,231,615
6,050,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	5,852,105
4,975,000	Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	4,268,916
7,150,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	6,483,394
5,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	5,519,414
13,200,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,324,510
	TOTAL	111,880,389
	Retailers—0.7%
14,125,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	13,661,206
13,775,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	12,199,201
5,600,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	4,885,463
8,325,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	6,218,785
9,525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	6,819,999

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 5,525,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	$ 4,729,096
6,350,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	6,456,362
	TOTAL	54,970,112
	Supermarkets—0.7%
6,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	6,326,703
18,175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	15,842,811
13,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	12,938,811
8,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	8,075,457
10,675,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	10,875,817
	TOTAL	54,059,599
	Technology—10.8%
11,500,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	10,104,245
14,825,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	13,601,937
22,725,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	22,826,671
20,025,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	19,842,973
24,575,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	23,201,662
2,325,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	2,029,934
15,325,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	11,436,914
28,475,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	28,186,944
3,900,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	3,416,400
32,325,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	28,743,442
21,425,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	19,217,233
25,450,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	22,930,832
13,700,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	12,684,170
23,175,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	20,070,798
12,100,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	10,661,447
26,675,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	23,166,984
7,600,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	7,096,910
13,325,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	12,791,711
13,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	11,695,877
6,900,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	6,338,907
6,450,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	6,035,712
24,625,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	22,089,024
23,475,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	20,439,356
19,075,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	19,157,785
35,275,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	20,306,202
67,575,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	58,465,687
68,450,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	58,082,960
5,500,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2031	4,885,284
9,225,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	8,353,127
19,475,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	17,433,027
14,725,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	13,126,096
6,000,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	6,043,176
13,050,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	13,275,961
9,050,000	Open Text Corp. 144A, 6.900%, 12/1/2027	9,256,087
15,825,000	Open Text Corp. Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	14,091,881
8,000,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	6,638,698
32,575,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	29,348,046
3,000,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	2,754,863
19,300,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	8,655,297
29,350,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	8,173,241
39,575,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	33,843,970
2,500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	2,352,840
1,150,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	1,206,385

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 7,300,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	$ 7,629,486
26,409,625		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	29,262,749
3,100,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	2,759,312
8,400,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	8,102,459
4,450,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	3,762,607
39,225,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	37,930,205
6,925,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	5,984,849
13,500,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	11,520,967
23,350,000		Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	19,173,400
4,075,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	3,500,592
14,025,000		ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	11,969,215
		TOTAL	835,656,537
		Transportation Services—0.5%
14,725,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	14,464,220
21,800,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	20,907,944
		TOTAL	35,372,164
		Utility - Electric—2.7%
13,300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	12,221,520
14,650,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	12,021,377
7,900,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	6,809,326
6,625,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	5,582,452
9,500,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	8,625,503
38,225,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	32,289,804
4,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,349,523
6,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	5,082,918
6,450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	5,067,603
23,200,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	17,974,021
7,375,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	6,662,612
4,325,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	4,123,558
11,875,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	10,489,565
27,175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	25,249,041
8,350,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	8,672,477
8,750,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	8,252,696
9,650,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,341,001
27,450,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	26,571,850
		TOTAL	209,386,847
		Wireless Communications—0.5%
20,425,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	20,635,602
7,400,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	7,574,132
2,600,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	2,708,555
8,600,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	8,388,576
		TOTAL	39,306,865
		TOTAL CORPORATE BONDS (IDENTIFIED COST $8,272,496,034)	7,363,436,819
		COMMON STOCKS—0.3%
		Cable Satellite—0.0%
33,782	[2,3]	Intelsat Jackson Holdings S.A.	160,464
		Media Entertainment—0.0%
141,935	[3]	iHeartMedia, Inc.	671,353
		Oil Field Services—0.3%
307,121	[2,3]	Superior Energy Services, Inc.	21,344,909
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,311,297)	22,176,726

Principal Amount or Shares		Value
	INVESTMENT COMPANY—2.9%
225,472,979	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[4] (IDENTIFIED COST $225,476,247)	$ 225,450,432
	TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $8,506,283,578)	7,611,063,977
	OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	96,164,459
	TOTAL NET ASSETS—100%	$7,707,228,436
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2022	$193,240,952
Purchases at Cost	$975,628,434
Proceeds from Sales	$(943,544,630)
Change in Unrealized Appreciation/Depreciation	$34,146
Net Realized Gain/(Loss)	$91,530
Value as of 7/31/2023	$225,450,432
Shares Held as of 7/31/2023	225,472,979
Dividend Income	$7,153,420

1	Issuer in default.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$7,363,436,819	$0	$7,363,436,819
Equity Securities:
Common Stocks
Domestic	671,353	—	21,344,909	22,016,262
International	—	—	160,464	160,464
Investment Company	225,450,432	—	—	225,450,432
TOTAL SECURITIES	$226,121,785	$7,363,436,819	$21,505,373	$7,611,063,977

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
REIT	—Real Estate Investment Trust